Related Party Balances and Transactions - Schedule of Amount Due from a Related Party (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Jiamei [Member]
Related Party Transaction [Line Items]
Total amount due from a related party	$ 697,798	$ 88,893	$ 570,149